Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Tables)	3 Months Ended
Dec. 31, 2012
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
As of December 31, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$70,000	$187,000	$-	$257,000
Corporate bonds	-	-	-	-
Government obligations	583,000	-	-	583,000
Restricted stock	-	295,000	-	295,000
	$653,000	$482,000	$-	$1,135,000
Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$3,000	$-	$-	$3,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$3,000	$-	$-	$3,000
As of September 30, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	$-	$-	$18,000
Corporate bonds	-	-	-	-
Government obligations	678,000	-	-	678,000
Restricted stock	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000
Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	$-	$-	$1,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$1,000	$-	$-	$1,000